UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23835

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CPG VINTAGE ACCESS FUND VI, LLC
(Exact name of registrant as specified in charter)

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660 Fifth Avenue
New York, New York 10103
(Address of principal executive offices) (Zip code)

Michael Mascis
c/o Central Park Advisers, LLC
660 Fifth Avenue
New York, New York 10103
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)        The Report to Shareholders is attached herewith.

CPG Vintage Access Fund VI, LLC

Consolidated Financial Statements

For the Period Ended September 30, 2024
(Unaudited)

CPG Vintage Access Fund VI, LLC Table of Contents For the Period Ended September 30, 2024 (Unaudited)

CPG Vintage Access Fund VI, LLC Consolidated Schedule of Investments September 30, 2024 (Unaudited)
Investments in Private Investment Funds — 85.92%^	Original Acquisition Date	Cost	Fair Value
Europe — 3.63%
Buyout — 3.63%
EQT X (No.1) USD SCSp[a,b,c]	12/29/2023	$4,239,605	$3,722,690
Total Europe		4,239,605	3,722,690

Global — 14.87%
Buyout — 6.1%
KKR Global Impact Fund II SCSp[a,b,c]	8/17/2023	7,562,578	6,250,618

Credit — 8.77%
CVC Credit Partners Global Special Situations Fund IIa,b,c	4/4/2024	3,506,516	4,470,869
Fortress Credit Opportunities Fund VI (B) LPa,b,c	4/19/2024	4,010,665	4,504,972
Total Credit		7,517,181	8,975,841
Total Global		15,079,759	15,226,459

North America — 67.42%
Buyout — 60.74%
AlpInvest Co-Investment Fund (Onshore) IX, L.P.[a,b,c]	9/29/2023	—	(409,402)
NB Select Opportunities Fund VI LPa,b,c,d	5/31/2023	26,000,000	26,947,423
North Haven Private Equity Co-Investments Fund III, L.P.[a,b,c]	3/15/2024	1,365,442	1,210,607
TPG Partners IX, L.P.[a,b,c]	11/15/2023	12,103,023	12,945,018
Vista Equity Partners Fund VIII-A, L.P.[a,b,c]	10/17/2023	9,725,475	11,093,442
Vistria Fund V (FT), LPa,b,c	5/31/2024	11,387,987	10,424,096
Total Buyout		60,581,927	62,211,184

Credit — 1.98%
Oaktree Opportunities Fund XII, L.P.[a,b,c]	11/2/2023	1,500,000	2,028,515

Growth — 4.70%
Stepstone VC Secondaries Fund VI L.P.[a,b,c]	2/21/2024	4,950,000	4,809,622
Total North America		67,031,927	69,049,321

Total Private Investment Funds		86,351,291	87,998,470

Total Investments — 85.92%			87,998,470
Other assets in excess of liabilities — 14.08%			14,423,266
Net Assets — 100%			$102,421,736

^      Percentages are based on net assets as of September 30, 2024. See Note 3 in the accompanying Notes to the Consolidated Financial Statements for descriptions of Financing Stages.

a    Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amount to $87,998,470, which represents approximately 85.92% of net assets as of September 30, 2024.

b    Non-income producing security.

c    The Fund held unfunded commitments in the investments as of September 30, 2024 (see Note 3 in the accompanying Notes to the Consolidated Financial Statements).

d    Security is held by CPG VA Acquisition Fund VI, LLC.

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Schedule of Investments (Continued) September 30, 2024 (Unaudited)
Summary of Investments by Type/Region (as a percentage of net assets)
Investments in Private Investment Funds
Europe	3.63%
Global	14.87%
North America	67.42%
Total Private Investment Funds	85.92%
Total Investments	85.92%
Other Assets in Excess of Liabilities	14.08%
Total Net Assets	100.00%

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)
Assets
Investments, at fair value (cost $86,351,291)	$87,998,470
Cash	16,448,179
Capital contributions receivable	206,840
Interest receivable	31,806
Prepaid expenses and other assets	22,039
Total Assets	104,707,334

Liabilities
Investment management fees payable	909,777
Distribution and service fees payable	882,727
Deferred tax liability payable	262,617
Professional fees payable	120,679
Accounting and administration fees payable	68,974
Chief compliance officer fees payable	8,054
Other accrued expenses	32,770
Total Liabilities	2,285,598
Net Assets	$102,421,736

Composition of Net Assets:
Paid-in capital	$95,496,882
Make-up fee	1,293,660
Total accumulated deficit	5,631,194
Net Assets	$102,421,736

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Units of Limited Liability Company Interests Outstanding (unlimited number of units authorized)	10,229,280
Net Asset Value per Unit	$10.01

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Statement of Operations For the Period Ended September 30, 2024 (Unaudited)
Investment Income
Dividend income	$393,026
Interest income	114,455
Total Income	507,481

Expenses
Distribution and service fees	1,048,447
Investment management fees	908,654
Accounting and administration fees	135,020
Professional fees	116,038
Directors’ and Officer fees	52,054
Other operating expenses	55,862
Total Expenses	2,316,075
Net Investment Loss	(1,808,594)

Net Realized Loss and Change in Unrealized Depreciation on Investments
Net change on deferred tax	(133,953)
Net change in unrealized appreciation on investments	1,868,401
Net Realized Loss and Change in Unrealized Depreciation on Investments	1,734,448
Net Increase in Net Assets Resulting from Operations	$(74,146)

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Statement of Changes in Net Assets
	For the Period September 30, 2024 (Unaudited)	For the Period April 14, 2023 (Commencement of Operations) to March 31, 2024
Change in Net Assets Resulting from Operations
Net investment income	$(1,808,594)	$(719,570)
Net change in unrealized appreciation (depreciation) on investments, net of deferred tax	1,734,448	(349,887)
Net Change in Net Assets Resulting from Operations	(74,146)	(1,069,457)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	47,529,607	54,751,706
Capital withdrawals	—	(9,634)
Make-up fee	—	1,293,660
Net Change in Net Assets Resulting from Capital Share Transactions	47,529,607	56,035,732

Total Net Increase in Net Assets	47,455,461	54,966,275

Net Assets
Beginning of period	54,966,275	—
End of period	$102,421,736	$54,966,275

Units Transactions
Units sold	4,810,824	5,419,433
Units redeemed	—	(977)
Net change in units	4,810,824	5,418,456

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Statement of Cash Flows For the Period Ended September 30, 2024 (Unaudited)
Cash Flows From Operating Activities
Net decrease in net assets from operations	$(74,146)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation/depreciation on investments	(1,868,401)
Capital called by Investment Funds	(46,107,702)
Capital distributions received from Investment Funds	3,936,728
(Increase)/Decrease in Assets:
Interest receivable	13,911
Prepaid expenses and other assets	29,761
Increase/(Decrease) in Liabilities:
Investment management fee payable	752,934
Accounting and administration fees payable	65,224
Distribution and servicing fee payable	56,141
Deferred tax liability payable	133,953
Professional fees payable	18,913
Trustees’ fees payable	8,054
Payable for contributions to Investment Funds, not yet settled	(2,606,860)
Other accrued expenses	24,862
Net Cash Used in Operating Activities	(45,616,627)

Cash Flows from Financing Activities
Proceeds from capital contributions	54,325,020
Net Cash Provided by Financing Activities	54,325,020

Net change in Cash	8,708,392
Cash at beginning of period	7,739,787
Cash at end of period	$16,448,179

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Financial Highlights
	Period April 1, 2024 Through September 30, 2024 (Unaudited)		Period February 28, 2024* Through March 31, 2024
Per unit operating performances:
Net asset value per unit, beginning of period	$10.14		$10.00
Activity from investment operations:(1)
Net investment loss	(0.18)		(0.12)
Net realized and unrealized loss on investments	0.05		(0.14)
Total from investment operations	(0.13)		(0.26)

Activity from capital transactions
Proceeds from make-up fees	—		0.40
	—		0.40

Net Asset Value per share, end of period	$10.01		$10.14

Net Assets, end of period (in thousands)	$102,422		$54,966

Ratios to average net assets:
Net investment income loss(2)	(5.49	)%(3)	(2.24	)%(3)

Total expenses(2)	7.03	%(3)	5.31	%(3)

Portfolio turnover rate	0.00	%(4)	0.00	%(4)
Total Return(5)	(1.30	)%(4)	1.44	%(4)

*    Commencement of operations.

(1)   Selected data is for a single unit outstanding throughout the period. Per unit calculations were performed using the average units outstanding for the period.

(2)   The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)   Net investment loss and total expense ratios have been annualized, except for Organizational Costs which are one time expenses.

(4)   Not annualized.

(5)   Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude the effect of applicable sales charges.

See accompanying notes to consolidated financial statements.

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements September 30, 2024
1. ORGANIZATION

CPG Vintage Access Fund VI, LLC (the “Fund”) was organized as a Delaware limited liability company on November 4, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on April 14, 2023. CPG VA Acquisition Fund VI, LLC (“CPG VA Acquisition Fund VI”), a wholly owned entity, is consolidated in the Fund’s financial statements. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was April 14, 2023 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of approximately ten months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up” amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 6.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of Net Assets on the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these consolidated financial statements.

The Fund has adopted a tax year end of September 30 (the “Tax Year”). The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. Accordingly, tax basis distributions made during the 12 months ended March 31, 2025, but after the Tax Year ended September 30, 2024, will be reflected in the consolidated financial statement footnotes for the fiscal year ended March 31, 2025.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The 2024 Tax Year remains subject to examination by the U.S. taxing authorities. The Fund, exclusive of the Subsidiary, has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2024, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for consolidated financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The September 30, 2024 book cost has been adjusted for book/tax basis differences as of the Fund’s last Tax Year end, September 30, 2023. The cost of investments and the net unrealized appreciation and depreciation on investments as of September 30, 2024 are noted below.

Federal tax cost of investments	$82,068,175
Net unrealized appreciation	5,930,295

The fund has not paid distributions for the Tax Year ended September 30, 2024.

As of September 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Accumulated capital and other losses	$(1,046)
Net unrealized appreciation	5,930,295 (a)
Other temporary differences	(298,054)
Total accumulated earnings	$5,631,194

(a)    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax treatment of partnerships.

Permanent book and tax differences resulted in reclassification for the Tax Year ended September 30, 2024 as follows:

Paid in capital	$(6,682,053)
Total distributable earnings/(loss)	6,682,053

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

These reclassifications had no effects on net assets.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividends are recorded on ex-date and interest income and expenses are recorded on an accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in Investment Funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Distribution and Servicing fee: During the offering period (extending ten months from the Initial Closing) of the Fund the Distribution and Servicing fee was charged to paid-in capital as a distribution cost. Thereafter the fee was expensed as incurred.

Organizational Expenses: The Fund shall bear its organizational expenses; provided, however, that to the extent such organizational and offering expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Adviser.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, CPG VA Acquisition Fund VI, a Delaware limited liability company. The wholly owned Subsidiary has the same investment objective as the Fund. The Subsidiary is taxed as a corporation and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2024, the total value of investment funds held by the subsidiary is $26,947,423, or approximately 26.29% of the Fund’s net assets.

The Subsidiary is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

CPG VA Acquisition Fund VI, LLC recorded a provision for income tax expense for the six months ended September 30, 2024. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

For financial reporting purposes, the components of income before provision for income taxes were as follows:

Six Months Ended September 30, 2024
Domestic	$639,776
Foreign	—
Income (loss) before income taxes	$639,776

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The components of the provision (benefit) for income taxes were as follows:

Six Months Ended September 30, 2024
Current:
Federal	$—
State	—
Foreign	—
Total current tax expense (benefit)	$—

Deferred:
Federal	$133,953
State	—
Foreign	—
Total current tax expense (benefit)	133,953
Total provision for income taxes	$133,953

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicablestate tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the six months ended September 30, 2024 as follows:

	Six Months Ended September 30, 2024
Federal Tax (Benefit) at Statutory Rate	$134,353	21.00%
State Tax (Benefit), Net of Federal Benefit	—	0.00%
Other	—	0.00%
Federal Expense True Up	(400)	(0.06)%
Deferred Tax Effects From Expected RIC Conversion	—
Change in Valuation Allowance	—	0.00%
Total Provision for (Benefit from) Income Taxes	$133,953	20.94%

Significant components of the Company’s deferred tax assets and liabilities as of September 30, 2024 are as follows:

Deferred tax assets:
Net operating loss	$6,145
Total deferred tax assets	6,145

Deferred tax liabilities:
Net distributive share from underlying investments	$(268,762)
Total deferred tax liabilities	(268,762)

Valuation Allowance	$—
Net deferred tax liabilities	$(262,617)

Net operating loss carryforwards are available to offset future taxable income of CPG VA Acquisition Fund VI, LLC.

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

CPG VA Acquisition Fund VI, LLC had cumulative net operating loss carryforwards from its underlying investments as of its most recent tax year ending September 30, 2024 of $29,263.

Net operating loss carryforwards do not expire as they pertain to federal income tax. Net operating loss carryforwards for state income tax may begin to expire during the tax year ending September 30, 2039.

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carriedback up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years.

The Federal, New York State, and New York City income tax returns are open to tax examination from inception of the corporation.

3.  PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

•        Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•        Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•        Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820 and they are excluded from the fair value hierarchy in accordance with ASU 2015-07. Other investments are assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s valuation committee (the “Valuation Committee”) oversees

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
3. PORTFOLIO VALUATION (continued)

the valuation process of the Fund’s investments. The Valuation Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no active market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a active market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Private Investment Funds	$—	$—	$—	$87,998,470	$87,998,470
Total Investments	$—	$—	—	$87,998,470	$87,998,470

*   The Fund did not hold level 1, level 2, or level 3 securities at period end.

(1)  These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
3. PORTFOLIO VALUATION (continued)

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2024, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$72,184,492	$157,153,211	Up to 10 years	None	N/A	N/A
Growth	Non-control investments in companies with high growth potential	$4,809,622	$17,550,000	Up to 10 years	None	N/A	N/A
Credit	Debt investments made through privately negotiated transactions	$11,004,356	$50,538,698	Up to 10 years	None	N/A	N/A

*    The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2024.

•        Buyout: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment.

•        Growth: Growth strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital.

•        Credit: Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and “rescue” financings. The Fund’s private credit investments may include investments in privately offered business development companies (“BDCs”).

4.  RELATED PARTY TRANSACTIONS

As of September 30, 2024, the Fund and Subsidiary had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.25% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee will be determined and accrued as of the last day of each quarter, and will be prorated for any period of

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
4. RELATED PARTY TRANSACTIONS (continued)

less than a quarter based on the number of days in such period. During the six months ended September 30, 2024, the Fund paid the Adviser $908,654 of Management Fees which is included in the Consolidated Statement of Operations, of which $909,777 was payable at September 30, 2024 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the six months ended September 30, 2024 was $44,000 which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

During the six months ended September 30, 2024, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $8,054 which is included in Directors’ and Officer fees in the Consolidated Statement of Operations of which $8,054 was payable at September 30, 2024 and is included in Chief Compliance officer fees payable in the Statement of Assets and Liabilities.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributors, L.P.

5.  ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the six months ended September 30, 2024, the total administration fees were $135,020 which is included as accounting and administration fees in the Consolidated Statement of Operations, $68,974 of which was payable at September 30, 2024 and is included as Accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities as of September 30, 2024.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

During the offering period, the Distribution and Servicing Fee was considered attributable to distribution only and charged to paid-in capital as soon as Units are sold in accordance with guidance outlined in FASB ASC 946-20-25-5 and 946-20-20-20. Following the offering period (i.e., following Final Closing), the Distribution and Servicing fee was considered attributable to ongoing distribution-related servicing and recorded quarterly as a liability and an expense on the Fund’s books and records. The fee attributed to distribution during the offering period was charged to each investor at an amount equal for 0.5625% of their Commitment.

Delaware Distributors, L.P. (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to pay third parties including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Sub-Placement Agents”) for the provision of distribution services and services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of

CPG Vintage Access Fund VI, LLC Consolidated Notes to Financial Statements (Continued) September 30, 2024
5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE (continued)

(i) 0.75% of total Commitments from the Initial Closing until the six year anniversary of the Final Closing, (ii) 0.75% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iii) 0.10% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Distribution and Servicing Fee”). The Distribution and Servicing Fee will be determined and accrued as of the last day of each calendar quarter and will be prorated for any period of less than a quarter based on the number of days in such period. During the six months ended September 30, 2024, the Fund paid the Placement Agent $1,048,447 of which $882,727 is payable at September 30, 2024 which is included in Distribution and Servicing fee payable in the Statement of Assets and Liabilities. The Placement Agent is an affiliate of the Adviser and is a subsidiary of Macquarie Group Limited (“Macquarie”).

6.  INVESTMENTS

For the six months ended September 30, 2024, total capital called by Investment Funds and total proceeds from redemptions or other dispositions of investments amounted to $46,107,702 and $3,936,728, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2024.

7.  CAPITAL CALL AND COMMITMENTS

As of September 30, 2024, the Fund had outstanding unfunded investment commitments to Investment Funds totaling $225,241,909, as described in Note 3.

The Fund has total capital committed of $279,585,921 as of September 30, 2024. Since the commencement of operations of the Fund on April 14, 2023, $103,446,791 capital has been called comprising 37% of the total capital committed. The Fund currently has unfunded capital commitments of $176,139,130.

8.  INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.  SUBSEQUENT EVENTS

Subsequent events after September 30, 2024 have been evaluated through the date the consolidated financial statements were issued.

There were no events or material transactions through the date the consolidated financial statements were issued.

CPG Vintage Access Fund VI, LLC Other Information (Unaudited) September 30, 2024

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the SEC no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

(b)       Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)       Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Not applicable for semi-annual report.

(b)       Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)       Not applicable.

(b)       Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)       Not applicable.

(b)       Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)  Not applicable for semi-annual report.

(a)(2)  Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)  Not applicable

(a)(5)  Not applicable

(b)       Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG VINTAGE ACCESS FUND VI, LLC
By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Executive Officer)
Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Executive Officer)
Date	December 9, 2024
By (Signature and Title)*	/s/ Trishamarie Chan
Trishamarie Chan
(Principal Accounting Officer)
Date	December 9, 2024

____________

*        Print the name and title of each signing officer under his or her signature.